OTHER REQUIRED DISCLOSURES (Statement of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, beginning balance	$ (3,875,636)	$ (3,918,344)
Gains (losses) on exchange differences on translation	132,339	42,708
Reclassification of currency translation adjustment to income statement	839,437	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, ending balance	(2,903,860)	(3,875,636)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	0	(60)
(Decrease)/increase on cash flow hedges, before tax	22,721	1
Reclassification adjustments on cash flow hedges, before tax	0	59
Other comprehensive income, before tax, cash flow hedges, ending balance	22,721	0
Accumulated other comprehensive income, tax, beginning balance	0	(20)
Gains (losses) on cash flow hedges, tax	(6,824)	(1)
Reclassification adjustments on exchange differences on translation, tax	0	(19)
Accumulated other comprehensive income, tax, ending balance	6,824	0
Other comprehensive income, net of tax, cash flow hedges, beginning balance	0	(40)
Other comprehensive income (loss), (decrease)/increase, net of tax	15,897	0
Reclassification from AOCI, net of tax	0	40
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ 15,897	$ 0